Consolidated statement of cash flows - Additional information - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [line items]
Interests paid on lease liabilities	€ (62)	€ (46)
Purchases of property, plant and equipment and intangible assets	3,395	4,150
Redemption of subordinated notes reclassified as short-term borrowings	(500)
Finance leases [member]
Statement of cash flows [line items]
Purchases of property, plant and equipment and intangible assets	€ 117	€ 66